Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, stock dividend, percentage			10.00%
Defined contribution plan, maximum annual contributions per employee, percent	80.00%
Employer, contribution	$ 388	$ 312
Deferred fees	120	38
Interest paid on deferred fees	34	$ 26
Deferred compensation arrangement with individual, distributions paid	0
Life settlement contracts, fair value	250
Life settlement contracts, expense	$ 5
Award vesting period	3 years
Award expiration period	10 years
Options outstanding (in shares)	552,759	522,338		460,823
Options exercised, forfeited or expired (in shares)	1,480,353
Number of shares available for grant (in shares)	79,472
Compensation cost not yet recognized	$ 422
Compensation cost not yet recognized, period for recognition	2 years 1 month 6 days
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Executive Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Number of shares authorized (in shares)	518,157
Number of shares available for grant (in shares)	149,804
Compensation cost not yet recognized	$ 719
Compensation cost not yet recognized, period for recognition	2 years 8 months 12 days